Not FDIC Insured May Lose Value No Bank Guarantee
188-Q1PH

Statement of Investments
(unaudited)
Templeton China World Fund 2
Notes to Statement of Investments 5

Templeton China World Fund
Statement of Investments (unaudited), November 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks 100.6%
Advertising 0.3%
a,b
Mobvista , Inc., 144A, Reg S ............................. China 651,000 $ 568,580
a
Air Freight & Logistics 0.6%
SF Holding Co. Ltd., A .................................. China 124,421 1,196,849
Auto Parts & Equipment 1.5%
Minth Group Ltd. ...................................... China 634,000 2,944,680
Automobile Manufacturers 3.0%
Geely Automobile Holdings Ltd. ........................... China 162,365 479,559
a
NIO, Inc., ADR ....................................... China 138,606 5,423,653
5,903,212
Biotechnology 5.2%
a
BeiGene Ltd. ......................................... China 124,199 3,311,480
a
I-Mab, ADR .......................................... China 37,926 2,293,006
a,b
InnoCare Pharma Ltd., 144A, Reg S ....................... China 478,419 1,214,816
a,b
Innovent Biologics, Inc., 144A, Reg S ...................... China 408,298 3,607,272
10,426,574
Brewers 1.9%
China Resources Beer Holdings Co. Ltd. .................... China 473,646 3,885,384
Commodity Chemicals 3.0%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 278,697 5,910,318
Construction Machinery & Heavy Trucks 1.2%
Weichai Power Co. Ltd., H .............................. China 1,307,200 2,318,520
Construction Materials 1.6%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 511,520 3,178,242
Distillers & Vintners 4.0%
Luzhou Laojiao Co. Ltd., A ............................... China 221,989 8,052,488
Diversified Banks 4.4%
China Merchants Bank Co. Ltd., H ......................... China 1,131,008 8,762,350
Diversified Metals & Mining 1.0%
China Molybdenum Co. Ltd., H ........................... China 3,247,409 1,992,362
Electrical Components & Equipment 5.4%
Contemporary Amperex Technology Co. Ltd., A ............... China 46,563 4,972,082
Sunwoda Electronic Co. Ltd., A ........................... China 687,150 5,690,641
10,662,723
Electronic Components 2.7%
Luxshare Precision Industry Co. Ltd., A ..................... China 528,197 3,284,594
Sunny Optical Technology Group Co. Ltd. ................... China 66,710 2,009,476
5,294,070
Financial Exchanges & Data 3.4%
East Money Information Co. Ltd., A ........................ China 475,200 2,583,601
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 74,595 4,102,325
6,685,926
Footwear 3.5%
ANTA Sports Products Ltd. .............................. China 439,935 7,025,615
Health Care Facilities 0.6%
Aier Eye Hospital Group Co. Ltd., A ........................ China 168,279 1,132,325

Templeton China World Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Health Care Services 0.4%
a,b
New Horizon Health Ltd., 144A, Reg S ..................... China 235,523 $ 892,656
a
Interactive Home Entertainment 3.9%
a,c
Bilibili , Inc., ADR ...................................... China 28,132 1,856,993
NetEase , Inc. ........................................ China 269,129 5,810,788
7,667,781
Interactive Media & Services 15.1%
a,c
Baidu, Inc., ADR ...................................... China 29,386 4,403,198
a,b
Kuaishou Technology, 144A, Reg S ........................ China 80,000 868,536
Tencent Holdings Ltd. .................................. China 423,448 24,696,524
29,968,258
Internet & Direct Marketing Retail 16.2%
a
Alibaba Group Holding Ltd. .............................. China 955,307 15,254,938
a
JD.com, Inc., A ....................................... China 175,940 7,430,007
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 311,063 9,455,092
32,140,037
Internet Services & Infrastructure 1.5%
a,c
GDS Holdings Ltd., ADR ................................ China 53,869 3,018,819
a
Life & Health Insurance 2.3%
Ping An Insurance Group Co. of China Ltd., H ................ China 662,500 4,592,876
Life Sciences Tools & Services 5.2%
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 136,031 3,013,958
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 547,898 7,391,456
10,405,414
Real Estate Development 1.0%
China Resources Land Ltd. .............................. China 465,417 1,944,493
Real Estate Operating Companies 2.5%
b
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 1,041,845 2,447,833
Country Garden Services Holdings Co. Ltd. .................. China 157,500 954,924
b
KWG Living Group Holdings Ltd., Reg S .................... China 927,700 560,837
b,c
Shimao Services Holdings Ltd., 144A, Reg S ................. China 815,000 1,007,103
4,970,697
Restaurants 1.4%
Yum China Holdings, Inc. ............................... China 57,625 2,887,012
Semiconductor Equipment 1.0%
a
Daqo New Energy Corp., ADR ........................... China 34,780 1,994,285
a
Semiconductors 5.0%
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 695,083 4,631,280
Will Semiconductor Co. Ltd. Shanghai, A .................... China 121,581 5,222,299
9,853,579
Specialty Stores 1.8%
China Tourism Group Duty Free Corp. Ltd., A ................ China 110,757 3,580,082
Total Common Stocks (Cost $137,159,083) .....................................
199,856,207

Templeton China World Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 8 .
Short Term Investments 0.6%
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,119,926 $ 1,119,926
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,119,926) .................................................................
1,119,926
Total Short Term Investments (Cost $1,119,926 ) .................................
1,119,926
a
Total Investments (Cost $138,279,009) 101.2% ..................................
$200,976,133
Other Assets, less Liabilities (1.2)% ...........................................
(2,295,070)
Net Assets 100.0% ...........................................................
$198,681,063
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $35,659,419, representing 17.9% of net assets.
c
A portion or all of the security is on loan at November 30, 2021.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton China World Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China (PRC), Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the PRC and listed on the Shanghai and Shenzhen
Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional
Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $769,213 $4,053,430 $(4,822,643) $— $— $— — $3
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $5,916,657 $(4,796,731) $ — $ — $1,119,926 1,119,926 $14
Total Affiliated Securities ... $769,213 $9,970,087 $(9,619,374) $— $— $1,119,926 $17

Templeton China World Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 568,580 $ — $ 568,580
Air Freight & Logistics ................... — 1,196,849 — 1,196,849
Auto Parts & Equipment ................. — 2,944,680 — 2,944,680
Automobile Manufacturers ............... 5,423,653 479,559 — 5,903,212
Biotechnology ......................... 2,293,006 8,133,568 — 10,426,574
Brewers ............................. — 3,885,384 — 3,885,384
Commodity Chemicals .................. — 5,910,318 — 5,910,318
Construction Machinery & Heavy Trucks ..... — 2,318,520 — 2,318,520
Construction Materials .................. — 3,178,242 — 3,178,242
Distillers & Vintners ..................... — 8,052,488 — 8,052,488
Diversified Banks ...................... — 8,762,350 — 8,762,350
Diversified Metals & Mining ............... — 1,992,362 — 1,992,362
Electrical Components & Equipment ........ — 10,662,723 — 10,662,723
Electronic Components .................. — 5,294,070 — 5,294,070
Financial Exchanges & Data .............. — 6,685,926 — 6,685,926
Footwear ............................ — 7,025,615 — 7,025,615
Health Care Facilities ................... — 1,132,325 — 1,132,325
Health Care Services ................... — 892,656 — 892,656
Interactive Home Entertainment ........... 1,856,993 5,810,788 — 7,667,781
Interactive Media & Services .............. 4,403,198 25,565,060 — 29,968,258
Internet & Direct Marketing Retail .......... — 32,140,037 — 32,140,037
Internet Services & Infrastructure .......... 3,018,819 — — 3,018,819
Life & Health Insurance .................. — 4,592,876 — 4,592,876
Life Sciences Tools & Services ............ — 10,405,414 — 10,405,414
Real Estate Development ................ — 1,944,493 — 1,944,493
Real Estate Operating Companies ......... — 4,970,697 — 4,970,697
Restaurants .......................... 2,887,012 — — 2,887,012
Semiconductor Equipment ............... 1,994,285 — — 1,994,285
Semiconductors ....................... — 9,853,579 — 9,853,579
Specialty Stores ....................... — 3,580,082 — 3,580,082
Short Term Investments ................... 1,119,926 — — 1,119,926
Total Investments in Securities ........... $22,996,892 $177,979,241
a
$— $200,976,133
a
Includes foreign securities valued at $177,979,241, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton China World Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.